SCHEDULE OF OUTSTANDING AND EXERCISABLE OPTIONS (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Remaining contractual life (years)		3 years 7 months 6 days
Number of options outstanding and vested, issued		119,917,140	360,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of options outstanding and vested, outstanding	119,917,140
Weighted average exercise price, outstanding	$ 0.0025
Remaining contractual life (years)	3 years 7 months 6 days
Number of options outstanding and vested, issued
Weighted average exercise price, issued
Number of options outstanding and vested, exercised	(117,046,100)
Weighted average exercise price, exercised
Number of options outstanding and vested, forfeited	(691,340)
Weighted average exercise price, forfeited
Number of options outstanding and vested, ending	2,179,700	119,917,140
Weighted average exercise price, outstanding ending	$ 0.0300	$ 0.0025
Remaining contractual life (years)	7 months 6 days
Aggregated intrinsic value
Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of options outstanding and vested, outstanding
Weighted average exercise price, outstanding
Number of options outstanding and vested, issued	27,000
Weighted average exercise price, issued	$ 0.10
Number of options outstanding and vested, exercised
Number of options outstanding and vested, forfeited
Number of options outstanding and vested, ending	27,000
Weighted average exercise price, outstanding ending	$ 0.10
Remaining contractual life (years)	9 years 7 months 6 days
Aggregated intrinsic value	$ 2,508,300
Remaining contractual life (years)	9 years 7 months 6 days